Capital management	12 Months Ended
Mar. 31, 2018
Capital management
Capital management

41. Capital management

        For the purpose of the Group's capital management, capital includes issued capital, convertible preference shares, share premium and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group's capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximise the shareholder's value.

        In order to achieve this overall objective, the Group's capital management, amongst other things, aims to ensure that it meets financial covenants attached to its interest-bearing loans and borrowings that form part of its capital structure requirements. Breaches in the financial covenants would permit the bank to immediately call interest-bearing loans and borrowings. During the financial year March 31 2018, the company had taken a loan from Innoven Capital (refer to Note 32). During the financial year March 31, 2017, Company had received additional capital through business combination (refer to Note 43) and Company had paid off loan taken from Macquarie and Innoven Capital (refer to Note 32).

        The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes during the years ended March 31, 2018 and March 31, 2017.

        The Group monitors capital using a debt equity ratio, which is debt divided by total equity.

	March 31,
	2017	2018
Interest bearing loans and borrowings (Note 32)	44,877	851,829
Less: cash and cash equivalents (Note 28)	(1,532,629)	(2,465,073)
Net debt	(1,487,752)	(1,613,244)
Share warrants (Note 36)	1,337,418	1,914,604
Equity	3,137,487	(224,918)
Total Equity	4,474,905	1,689,687
Gearing ratio (Net debt / total equity + net debt)	(49.81)%	(2,110.39)%